UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

DATE OF REPORTING PERIOD: DECEMBER 31, 2007

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2007

Principal				Interest
Amount		Security		Rate*	Value

		CORPORATE NOTES—70.3%
$ 1,000	M	Abbott Laboratories, 9/15/08		4.54%	$ 1,005,601
5,000	M	Anheuser-Busch Cos., Inc., 3/5/08	†	4.16	4,962,971
		Archer-Daniels-Midland Co.:
8,000	M	3/11/08	†	4.25	7,933,725
2,000	M	4/8/08	†	4.27	1,976,714
1,000	M	Bank of New York Mellon Corp., 2/15/08		5.15	998,093
		Chevron Funding Corp.:
5,000	M	1/4/08		4.44	4,998,141
3,000	M	1/9/08		4.45	2,997,020
715	M	2/15/08		4.67	713,765
		Coca Cola Co.:
2,000	M	2/1/08	†	4.50	1,992,189
3,000	M	2/1/08	†	4.62	2,987,958
7,000	M	3/7/08	†	4.18	6,946,244
6,000	M	Dupont (E.I.) de Nemours & Co., 1/29/08	†	4.18	5,980,466
1,000	M	Fifth Third Bank, 8/15/08		4.76	991,485
		General Electric Capital Corp.:
862	M	1/15/08		4.79	861,767
650	M	1/15/08		4.84	649,818
3,500	M	1/25/08		4.70	3,488,935
2,000	M	3/4/08		4.78	1,997,860
1,790	M	3/4/08		4.50	1,788,067
500	M	4/1/08		5.10	503,505
500	M	4/1/08	#	5.32	503,505
500	M	5/1/08		4.75	497,891
1,000	M	7/24/08		4.63	1,020,963
6,000	M	GlaxoSmithKline Finance PLC, 3/28/08	†	4.62	5,932,734
		Hershey Foods Corp.:
3,000	M	1/7/08	†	4.47	2,997,752
8,000	M	2/7/08	†	4.23	7,965,171
		IBM International Group Capital, LLC:
300	M	2/28/08	†	4.47	297,830
2,000	M	2/28/08	†	4.48	1,985,500
		International Business Machines Corp.:
1,590	M	2/1/08		5.03	1,589,174
1,286	M	2/1/08		4.76	1,283,805
4,750	M	John Deere Capital Corp., 1/15/08		4.79	4,748,124
10,000	M	Kimberly Clark Worldwide, 1/25/08	†	4.47	9,970,066
9,650	M	Madison Gas & Electric Co., 1/4/08		4.30	9,646,536
5,000	M	Paccar Financial Corp., 2/15/08		4.48	4,971,835
7,000	M	PepsiCo, Inc., 1/17/08	†	4.17	6,987,010
		Pfizer, Inc.:
8,500	M	4/7/08	†	4.40	8,398,869
3,500	M	5/1/08	†	4.37	3,448,205
		Procter & Gamble International Funding, SCA:
5,500	M	2/20/08	†	4.45	5,465,744
4,500	M	3/14/08	†	4.35	4,460,181
		Prudential Funding Corp.:
4,500	M	1/16/08		4.65	4,491,202
3,000	M	2/8/08		4.23	2,986,597
6,000	M	Stanley Works, 1/30/08	†	4.48	5,978,184
		Toyota Motor Credit Corp.:
5,000	M	2/19/08		4.60	4,968,509
6,000	M	3/6/08		4.64	5,949,571
4,300	M	Washington Gas Light Co., 1/17/08		4.47	4,291,430

Total Value of Corporate Notes (cost $164,610,712)					164,610,712

		U.S. GOVERNMENT AGENCY OBLIGATIONS—14.4%
500	M	Fannie Mae, 3/25/08	#	5.22	498,554
		Federal Home Loan Bank:
1,800	M	1/28/08		5.25	1,798,362
500	M	1/28/08		5.23	499,546
1,385	M	1/30/08		5.23	1,383,203
6,000	M	1/30/08		4.29	5,979,183
3,800	M	11/19/08		4.60	3,800,000
6,230	M	11/26/08		4.48	6,230,000
3,000	M	11/28/08		4.48	3,000,000
		Freddie Mac:
8,000	M	2/6/08		4.20	7,966,314
2,408	M	4/15/08		5.75	2,417,400

Total Value of U.S. Government Agency Obligations (cost $33,572,562)					33,572,562

		FLOATING RATE NOTES—10.3%
3,800	M	Advanced Packaging Corp., 10/1/36 (LOC; Fifth Third Bank)		4.89	3,800,000
3,000	M	Federal Home Loan Bank, 3/14/08		3.56	3,000,000
3,855	M	Genesys Medsports, LLC, 1/1/27 (LOC; Fifth Third Bank)		4.89	3,855,000
4,750	M	International Business Machines Corp., 9/8/08	††	5.27	4,747,517
3,620	M	Suntrust Bank, 1/28/08		4.85	3,620,026
5,150	M	US Bank, NA, 2/8/08		5.18	5,149,297

Total Value of Floating Rate Notes (cost $24,171,840)					24,171,840

		BANKERS' ACCEPTANCES—2.2%
5,237	M	Bank of America, NA, 1/24/08 (cost $5,221,448)		4.61	5,221,448

		CERTIFICATES OF DEPOSIT—1.7%
4,000	M	Citibank, NA, 2/14/08 (cost $4,000,000)		4.85	4,000,000

Total Value of Investments (cost $231,576,562) †††		98.9%			231,576,562
Other Assets, Less Liabilities		1.1			2,507,933

Net Assets		100.0%			$ 234,084,495

*	The interest rates shown are the effective rates at the time of purchase by the Fund.
The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2007.

†	Security exempt from registration under Secton 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2007, the Fund held nineteen Section 4(2)
securities with an aggregate value of $96,667,513 representing 41.3% of the Fund's net assets.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2007, the Fund held one 144A security with a value of
$4,747,517 representing 2.0% of the Fund's net assets.

†††	Aggregate cost for federal income tax purposes is the same.

#	Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date).

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2007

Principal
Amount		Security	Value

		MORTGAGE-BACKED CERTIFICATES—99.5%
		Fannie Mae—8.2%
$ 17,622	M	5.5%, 4/1/2033 - 9/1/2035	$ 17,629,041

		Government National Mortgage Association I Program—91.3%
39,356	M	5%, 5/15/2033 - 1/22/2038	38,796,798
46,821	M	5.5%, 3/15/2033 - 4/15/2036	47,199,352
79,178	M	6%, 3/15/2031 - 9/15/2037	81,177,561
20,654	M	6.5%, 10/15/2028 - 8/15/2036	21,469,575
5,333	M	7%, 4/15/2032 - 8/15/2035	5,664,746
2,306	M	7.5%, 7/15/2023 - 6/15/2034	2,456,920

			196,764,952

Total Value of Mortgage-Backed Certificates (cost $213,638,097)			214,393,993

		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.9%
2,000	M	U.S. Treasury Bills, 2.53%, 1/17/08 (cost $1,997,751)	1,997,751

Total Value of Investments (cost $215,635,848)		100.4%	216,391,744
Excess of Liabilities Over Other Assets		(.4)	(864,715)

Net Assets		100.0%	$ 215,527,029

At December 31, 2007, the cost of investments for federal income tax purposes was $215,635,848.
Accumulated net unrealized appreciation on investments was $755,896, consisting of $1,948,071 gross unrealized appreciation and $1,192,175 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2007

Principal
Amount		Security		Value

		CORPORATE BONDS—73.0%
		Aerospace/Defense—1.9%
$ 2,000	M	Boeing Co., 7.25%, 2025		$ 2,350,796
		Honeywell International, Inc.:
1,050	M	7.5%, 2010		1,118,056
975	M	6.125%, 2011		1,021,672
400	M	Precision Castparts Corp., 5.6%, 2013		423,992
717	M	TRW, Inc., 7.125%, 2009		741,541

				5,656,057

		Automotive—.6%
1,700	M	Daimler Chrysler NA Holdings Corp., 5.75%, 2009		1,707,840

		Chemicals—2.8%
1,700	M	Air Products & Chemicals, Inc., 4.125%, 2010		1,716,444
1,700	M	Cabot Corp., 5.25%, 2013	†	1,746,262
3,500	M	DuPont (E.I.) de Nemours & Co., 5.6%, 2036		3,306,391
1,800	M	Praxair, Inc., 5.375%, 2016		1,828,276

				8,597,373

		Consumer Durables—.6%
1,650	M	Black & Decker Corp., 5.75%, 2016		1,649,300

		Consumer Non-Durables—1.6%
1,000	M	Colgate-Palmolive Co., 5.98%, 2012		1,057,922
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012		1,705,611
2,000	M	Procter & Gamble Co., 4.85%, 2015		2,025,686

				4,789,219

		Energy—4.3%
1,700	M	Anadarko Petroleum Corp., 5.95%, 2016		1,733,913
1,550	M	Husky Oil, Ltd., 8.9%, 2028		1,570,728
850	M	Kinder Morgan Finance Co., 5.35%, 2011		844,395
2,000	M	Nexen, Inc., 5.05%, 2013		1,944,544
2,000	M	Northern Border Pipeline Co., 7.1%, 2011		2,118,000
2,150	M	Pacific Energy Partners LP, 7.125%, 2014		2,239,481
2,220	M	Phillips Petroleum Co., 7.125%, 2028		2,286,043
500	M	Tesoro Corp., 6.5%, 2017		497,500

				13,234,604

		Financial Services—10.9%
900	M	American Express Centurion Bank, 5.55%, 2012		916,760
2,000	M	Bank of America Corp., 7.4%, 2011		2,151,078
2,100	M	Endurance Specialty Holdings, Ltd., 7%, 2034		2,028,793
1,200	M	First Union National Bank, 7.8%, 2010		1,294,032
1,000	M	Fleet Capital Trust II, 7.92%, 2026		1,039,080
600	M	GATX Financial Corp., 5.5%, 2012		585,914
2,300	M	Goldman Sachs Group, Inc., 6.45%, 2036		2,167,598
625	M	Greenpoint Bank, 9.25%, 2010		671,554
2,420	M	Hibernia Corp., 5.35%, 2014		2,203,304
1,880	M	Independence Community Bank Corp., 4.9%, 2010		1,883,655
2,000	M	JPMorgan Chase & Co., 5.25%, 2015		1,953,398
		Lehman Brothers Holdings, Inc.:
1,700	M	5.75%, 2011		1,719,074
500	M	6.75%, 2017		516,283
2,600	M	Morgan Stanley, 5.95%, 2017		2,602,990
1,200	M	National City Bank of Pennsylvania, 7.25%, 2011		1,276,810
1,505	M	Nationsbank Corp., 7.8%, 2016		1,708,583
900	M	Prudential Financial, Inc., 6%, 2017		897,945
1,298	M	Republic NY Corp., 7.75%, 2009		1,349,154
2,000	M	Royal Bank of Scotland Group PLC, 5%, 2014		1,960,036
1,500	M	US Bank NA, 6.3%, 2014		1,597,551
500	M	Wachovia Bank, NA, 4.875%, 2015		476,679
2,565	M	Washington Mutual Bank, 5.95%, 2013		2,282,591

				33,282,862

		Financials—6.1%
875	M	American General Finance Corp., 8.125%, 2009		909,887
900	M	American International Group, Inc., 5.85%, 2018		907,600
900	M	Caterpillar Financial Services Corp., 4.6%, 2014		881,739
		ERAC USA Finance Enterprise Co.:
1,775	M	7.35%, 2008	†	1,790,345
1,170	M	8%, 2011	†	1,252,700
2,363	M	Ford Motor Credit Co., 9.75%, 2010		2,256,074
2,500	M	General Electric Capital Corp., 5.45%, 2013		2,579,490
2,625	M	General Motors Acceptance Corp., 7.75%, 2010		2,449,766
1,825	M	Household Finance Corp., 6.5%, 2008		1,845,422
900	M	HSBC Finance Corp., 5%, 2015		859,664
2,000	M	International Lease Finance Corp., 5.625%, 2013		2,007,072
900	M	Siemens Financieringsmaatschappij NV, 5.75%, 2016	†	919,261

				18,659,020

		Food/Beverage/Tobacco—6.0%
2,860	M	Altria Group, Inc., 7%, 2013		3,202,316
900	M	Anheuser-Busch Cos., Inc., 4.375%, 2013		882,704
910	M	Bottling Group, LLC , 5%, 2013		918,572
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013		2,015,678
		Cargill, Inc.:
900	M	5.6%, 2012	†	915,688
1,900	M	6%, 2017	†	1,899,162
1,350	M	Coca-Cola Co., 5.35%, 2017		1,385,774
1,500	M	Coca-Cola Enterprises, Inc., 7.125%, 2017		1,714,930
1,949	M	ConAgra Foods, Inc., 6.75%, 2011		2,051,057
900	M	Diageo Capital PLC, 5.2%, 2013		905,108
1,000	M	Pepsi Bottling Group, Inc., 7%, 2029		1,147,078
1,225	M	UST, Inc., 7.25%, 2009		1,269,502

				18,307,569

		Food/Drug—.9%
2,000	M	Kroger Co., 6.75%, 2012		2,124,874
700	M	Safeway, Inc., 6.5%, 2011		732,838

				2,857,712

		Forest Products/Containers—.6%
1,725	M	Sappi Papier Holding AG, 6.75%, 2012	†	1,694,909

		Gaming/Leisure—.9%
2,000	M	International Speedway Corp., 4.2%, 2009		1,991,048
750	M	MGM Mirage, Inc., 8.5%, 2010		781,875

				2,772,923

		Health Care—5.2%
		Abbott Laboratories:
900	M	5.6%, 2011		932,791
2,000	M	5.875%, 2016		2,092,548
2,364	M	Baxter International, Inc., 5.9%, 2016		2,460,446
1,880	M	Becton, Dickinson & Co., 7.15%, 2009		1,977,219
900	M	Eli Lilly & Co., 6.77%, 2036		1,022,178
2,500	M	Fisher Scientific International, Inc., 6.75%, 2014		2,564,915
		Johnson & Johnson:
900	M	5.55%, 2017		951,800
900	M	5.95%, 2037		974,793
1,130	M	Tenet Healthcare Corp., 6.375%, 2011		1,033,950
1,830	M	Wyeth, 6.95%, 2011		1,951,281

				15,961,921

		Housing—.6%
1,970	M	D.R. Horton, Inc., 8%, 2009		1,915,342

		Information Technology—2.6%
2,645	M	International Business Machines Corp., 7%, 2025		2,970,719
2,000	M	Oracle Corp., 5.25%, 2016		1,999,312
1,000	M	Pitney Bowes, Inc., 5.75%, 2017		1,012,872
1,750	M	Xerox Corp., 6.875%, 2011		1,832,184

				7,815,087

		Manufacturing—4.2%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011		1,868,125
2,000	M	Caterpillar, Inc., 6.05%, 2036		2,059,326
2,500	M	Crane Co., 6.55%, 2036		2,425,762
900	M	Danaher Corp., 5.625%, 2018		912,977
1,112	M	Hanson Australia Funding, Ltd., 5.25%, 2013		1,110,710
646	M	Hanson PLC, 7.875%, 2010		701,314
875	M	Ingersoll-Rand Co., 9%, 2021		1,160,178

		United Technologies Corp.:
900	M	6.5%, 2009		931,179
1,600	M	7.125%, 2010		1,716,218

				12,885,789

		Media-Broadcasting—1.6%
2,000	M	Comcast Cable Communications, Inc., 7.125%, 2013		2,140,542
2,000	M	Cox Communications, Inc., 4.625%, 2013		1,915,670
700	M	PanAmSat Corp., 6.375%, 2008		699,125

				4,755,337

		Media-Diversified—3.5%
1,575	M	AOL Time Warner, Inc., 6.875%, 2012		1,660,036
		McGraw-Hill Cos.:
900	M	5.375%, 2012		917,393
900	M	5.9%, 2017		896,323
1,800	M	News America, Inc., 5.3%, 2014		1,793,309
1,000	M	Time Warner, Inc., 9.125%, 2013		1,137,239
		Viacom, Inc.:
1,200	M	5.75%, 2011		1,216,004
500	M	8.625%, 2012		564,024
360	M	8.875%, 2014		417,181
2,000	M	Walt Disney Co., 5.7%, 2011		2,086,398

				10,687,907

		Metals/Mining—1.1%
1,300	M	Alcoa, Inc., 6%, 2012		1,350,501
2,000	M	Vale Overseas, Ltd., 6.25%, 2017		2,016,210

				3,366,711

		Real Estate Investment Trusts—2.3%
		AvalonBay Communities, Inc.:
1,900	M	7.5%, 2010		2,047,383
200	M	6.625%, 2011		209,059
1,350	M	Duke Weeks Realty Corp., 7.75%, 2009		1,418,842
1,200	M	Health Care Property Investors, Inc., 6%, 2017		1,131,970
1,900	M	Mack-Cali Realty LP, 7.75%, 2011		2,081,441

				6,888,695

		Retail - General Merchandise—1.8%
900	M	Costco Wholesale Corp., 5.5%, 2017		909,302
900	M	Lowe's Cos., Inc., 8.25%, 2010		983,834
1,000	M	McDonald's Corp., 5.8%, 2017		1,037,308
		Wal-Mart Stores, Inc.:
1,400	M	4.5%, 2015		1,344,472
1,080	M	5.8%, 2018		1,117,094

				5,392,010

		Telecommunications—3.6%
900	M	AT&T, Inc., 6.5%, 2037		944,275
2,000	M	Deutsche Telekom AG, 8%, 2010		2,136,372
1,359	M	GTE Corp., 6.84%, 2018		1,477,131
2,000	M	SBC Communications, Inc., 6.25%, 2011		2,083,394
1,725	M	Sprint Capital Corp., 6.375%, 2009		1,734,244
800	M	Verizon New York, Inc., 6.875%, 2012		849,586
1,750	M	Vodafone AirTouch PLC, 7.75%, 2010		1,846,955

				11,071,957

		Transportation—2.6%
2,000	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		1,909,892
2,000	M	Canadian National Railway Co., 6.25%, 2034		2,024,060
565	M	FedEx Corp., 5.5%, 2009		571,455
1,000	M	Norfolk Southern Corp., 7.7%, 2017		1,134,333
1,958	M	Union Pacific Corp., 7.375%, 2009		2,065,255
300	M	Union Pacific Railroad, 7.28%, 2011		326,459

				8,031,454

		Utilities—5.9%
1,350	M	Carolina Power & Light, Inc., 5.15%, 2015		1,341,120
1,800	M	Consumers Energy Co., 6.875%, 2018		1,967,175
1,450	M	Dominion Resources, Inc., 5%, 2013		1,416,917
2,650	M	Entergy Gulf States, Inc., 5.25%, 2015		2,511,895
1,550	M	Florida Power & Light Co., 5.85%, 2033		1,552,553
750	M	Great River Energy Co., 5.829%, 2017	†	770,378
1,325	M	Jersey Central Power & Light Co., 5.625%, 2016		1,304,680
		NiSource Finance Corp.:
900	M	7.875%, 2010		955,349
600	M	5.4%, 2014		588,484
570	M	NY State Gas & Electric Co., 6.15%, 2017	†	571,698

1,400	M	OGE Energy Corp., 5%, 2014		1,348,025
775	M	PSI Energy, Inc., 8.85%, 2022		999,008
1,510	M	Public Service Electric & Gas Co., 6.75%, 2016		1,660,523
400	M	South Carolina Electric & Gas Co., 6.7%, 2011		422,357
570	M	Southwestern Electric Power Co., 5.875%, 2018		563,350

				17,973,512

		Waste Management—.8%
500	M	Allied Waste NA, Inc., 5.75%, 2011		492,500
2,000	M	Waste Management, Inc., 6.875%, 2009		2,053,996

				2,546,496

Total Value of Corporate Bonds (cost $225,083,081)				222,501,606

		MORTGAGE-BACKED CERTIFICATES—7.8%
		Fannie Mae—5.8%
13,523	M	5.5%, 1/1/2037 - 8/1/2037		13,510,637
1,970	M	6%, 9/1/2037		2,000,811
2,181	M	6.5%, 7/1/2037		2,241,894

				17,753,342

		Freddie Mac—2.0%
3,270	M	5.5%, 6/1/2036		3,275,335
2,852	M	6%, 11/1/2037		2,894,804

				6,170,139

Total Value of Mortgage-Backed Certificates (cost $23,400,616)				23,923,481

		U.S. GOVERNMENT OBLIGATIONS—7.1%
1,042	M	FDA Queens LP, 6.99%, 2017	†	1,176,744
		U.S. Treasury Notes:
7,000	M	4.875%, 2009		7,126,329
3,950	M	4.625%, 2011		4,144,415
1,000	M	4.75%, 2014		1,063,672
1,700	M	4.625%, 2016		1,780,884
860	M	4.875%, 2016		916,035
5,100	M	5.125%, 2016		5,521,551

Total Value of U.S. Government Obligations (cost $20,824,038)				21,729,630

		U.S. GOVERNMENT AGENCY OBLIGATIONS—6.8%
		Fannie Mae:
2,625	M	5.25%, 2010		2,625,879
2,000	M	5.65%, 2014		2,011,018
2,600	M	6%, 2016		2,628,725
		Federal Home Loan Bank:
3,000	M	5.125%, 2013		3,166,092
2,625	M	5.815%, 2013		2,653,403
2,000	M	6%, 2016		2,001,484
1,000	M	7.23%, 2015		1,089,275
		Freddie Mac:
1,000	M	6%, 2012		1,001,369
2,500	M	6%, 2017		2,571,553
1,000	M	6%, 2017		1,008,206

Total Value of U.S. Government Agency Obligations (cost $20,516,914)				20,757,004

		PREFERRED STOCKS—1.1%
		U.S. Government Agency
99,000		Fannie Mae, 8.25%, 2010		2,549,250
26,500		Freddie Mac, 8.375%, 2012		692,975

Total Value of Preferred Stocks (cost $3,152,150)				3,242,225

		PASS THROUGH CERTIFICATES—1.0%
		Transportation
495	M	American Airlines, Inc., 7.377%, 2019		453,400
1,207	M	Continental Airlines, Inc., 8.388%, 2020		1,200,566
1,289	M	FedEx Corp., 7.5%, 2018		1,403,936

Total Value of Pass Through Certificates (cost $3,163,605)				3,057,902

		MUNICIPAL BONDS—.6%
1,750	M	Tobacco Settlement Fin. Auth., West Virginia, Series "A", 7.467%, 2047
		(cost $1,750,000)		1,682,887

		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—.5%
1,400	M	Fannie Mae, 4.2%, 1/24/08 (cost $1,396,242)		1,396,242

Total Value of Investments (cost $299,286,646)		97.9%		298,290,977
Other Assets, Less Liabilities		2.1		6,334,468

Net Assets		100.0%		$ 304,625,445

†	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At December 31, 2007, the Fund held ten 144A securities with an aggregate value of $12,737,147 representing 4.2% of the Fund's net assets.

At December 31, 2007, the cost of investments for federal income tax purposes was
$299,286,646. Accumulated net unrealized depreciation on investments was $995,669, consisting of $4,477,783 gross unrealized appreciation and $5,473,452 gross unrealized depreciation.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2007

Principal
Amount		Security				Value

		CORPORATE BONDS—88.7%
		Aerospace/Defense—4.1%
$ 150	M	Alion Science & Technology Corp., 10.25%, 2015				$ 128,625
4,775	M	Alliant Techsystems, Inc., 6.75%, 2016				4,798,875
		DRS Technologies, Inc.:
5,250	M	6.875%, 2013				5,250,000
1,000	M	6.625%, 2016				992,500
5,508	M	DynCorp International, LLC, 9.5%, 2013				5,762,745
1,747	M	GenCorp, Inc., 9.5%, 2013				1,773,205
4,375	M	L-3 Communications Corp., 7.625%, 2012				4,500,781

						23,206,731

		Automotive—4.6%
2,700	M	Accuride Corp., 8.5%, 2015				2,200,500
250	M	American Axle & Manufacturing, Inc., 7.875%, 2017				226,875
		Asbury Automotive Group, Inc.:
5,400	M	8%, 2014				5,130,000
2,000	M	7.625%, 2017				1,780,000
6,975	M	Avis Budget Car Rental, LLC, 7.75%, 2016				6,591,375
4,208	M	Cambridge Industries Liquidating Trust, 2008		††	**	2,630
500	M	Tenneco Automotive, Inc., 8.625%, 2014				493,750
6,575	M	United Auto Group, Inc., 7.75%, 2016				6,180,500
3,600	M	United Components, Inc., 9.375%, 2013				3,573,000

						26,178,630

		Chemicals—4.8%
1,850	M	Huntsman International, LLC, 7.375%, 2015				1,951,750
		Huntsman, LLC:
1,636	M	11.625%, 2010				1,738,250
2,765	M	11.5%, 2012				3,027,675
500	M	MacDermid, Inc., 9.5%, 2017	†			472,500
5,250	M	Nell AF S.a.r.l., 8.375%, 2015	†			4,265,625
4,800	M	Newmarket Corp., 7.125%, 2016				4,776,000
4,500	M	Terra Capital, Inc., 7%, 2017				4,421,250
3,900	M	Tronox Worldwide, LLC, 9.5%, 2012				3,783,000
3,075	M	Westlake Chemical Corp., 6.625%, 2016				2,921,250

						27,357,300

		Consumer Non-Durables—2.2%
1,700	M	Broder Brothers Co., 11.25%, 2010				1,317,500
4,000	M	GFSI, Inc., 10.5%, 2011	†		***	3,820,000
		Levi Strauss & Co.:
4,000	M	9.75%, 2015				4,010,000
3,500	M	8.875%, 2016				3,403,750

						12,551,250

		Energy—11.2%
5,275	M	Basic Energy Services, Inc., 7.125%, 2016				4,984,875
3,600	M	Calfrac Holdings, 7.75%, 2015	†			3,465,000
		Chesapeake Energy Corp.:
1,800	M	7.5%, 2014				1,840,500
8,850	M	6.625%, 2016				8,695,125
4,500	M	Cimarex Energy Co., 7.125%, 2017				4,443,750
4,350	M	Compagnie Generale de Geophysique, 7.5%, 2015				4,426,125
4,375	M	Complete Production Services, Inc., 8%, 2016				4,254,687
1,800	M	Connacher Oil & Gas, Ltd., 10.25%, 2015	†			1,806,750
8,500	M	Delta Petroleum Corp., 7%, 2015				7,310,000
1,350	M	Hilcorp Energy I, LP, 9%, 2016	†			1,404,000
250	M	Hornbeck Offshore Services, Inc., 6.125%, 2014				238,750
		Pacific Energy Partners LP:
3,070	M	7.125%, 2014				3,197,770
1,920	M	6.25%, 2015				1,926,265
		Petroplus Finance, Ltd.:
900	M	6.75%, 2014	†			842,625
3,950	M	7%, 2017	†			3,634,000

3,600	M	Stallion Oilfield Services, Ltd., 9.75%, 2015	†			3,330,000
2,600	M	Stewart & Stevenson, LLC, 10%, 2014				2,626,000
1,400	M	Swift Energy Co., 7.125%, 2017				1,337,000
3,490	M	Tesoro Corp., 6.25%, 2012				3,507,450

						63,270,672

		Financial Services—2.1%
12,118	M	Targeted Return Index Securities Trust, 7.548%, 2016	†			11,770,730

		Financials—.6%
4,350	M	General Motors Acceptance Corp., 6.75%, 2014				3,513,038

		Food/Beverage/Tobacco—3.0%
9,000	M	Constellation Brands, Inc. , 7.25%, 2016				8,482,500
		Land O'Lakes, Inc.:
1,800	M	9%, 2010				1,881,000
775	M	8.75%, 2011				796,313
1,800	M	Pierre Foods, Inc., 9.875%, 2012				1,323,000
4,125	M	Southern States Cooperative, Inc., 10.5%, 2010	†			4,310,625

						16,793,438

		Food/Drug—1.1%
6,250	M	Ingles Markets, Inc., 8.875%, 2011				6,375,000

		Forest Products/Containers—1.3%
2,150	M	Jefferson Smurfit Corp., 8.25%, 2012				2,128,500
115	M	New Page Corp., 10%, 2012	†			116,150
2,000	M	Tekni-Plex, Inc., 8.75%, 2013	†††			1,900,000
3,275	M	Verso Paper Holding, LLC, 8.661%, 2014			***	3,209,500

						7,354,150

		Gaming/Leisure—7.4%
4,250	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012				4,409,375
2,200	M	Herbst Gaming, Inc., 8.125%, 2012				1,446,500
4,500	M	Isle of Capri Casinos, Inc., 7%, 2014	†††			3,712,500
5,220	M	Mandalay Resort Group, 6.375%, 2011				5,154,750
6,960	M	MGM Mirage, Inc., 6.625%, 2015				6,559,800
5,000	M	Park Place Entertainment Corp., 7%, 2013				5,726,710
1,800	M	Pinnacle Entertainment, Inc., 7.5%, 2015	†			1,642,500
9,745	M	Speedway Motorsports, Inc., 6.75%, 2013				9,647,550
4,500	M	Station Casinos, Inc., 6.875%, 2016				3,307,500

						41,607,185

		Health Care—6.0%
		Alliance Imaging, Inc.:
3,150	M	7.25%, 2012				3,008,250
1,800	M	7.25%, 2012	†			1,719,000
4,350	M	DaVita, Inc., 7.25%, 2015				4,382,625
3,480	M	Fisher Scientific International, Inc., 6.125%, 2015				3,461,925
4,400	M	Genesis Health Ventures, Inc., 9.75%, 2008		††	**	2,750
		HCA, Inc.:
4,400	M	6.95%, 2012				4,114,000
1,730	M	6.75%, 2013				1,548,350
1,800	M	MedQuest, Inc., 11.875%, 2012				1,885,500
4,000	M	Omnicare, Inc., 6.875%, 2015				3,740,000
3,025	M	Res-Care, Inc., 7.75%, 2013				3,009,875
		Tenet Healthcare Corp.:
5,200	M	6.375%, 2011				4,758,000
2,250	M	9.25%, 2015				2,092,500

						33,722,775

		Housing—3.5%
2,180	M	Beazer Homes USA, Inc., 6.875%, 2015				1,580,500
6,100	M	Builders FirstSource, Inc., 9.119%, 2012			***	5,337,500
900	M	NTK Holdings, Inc., 0%—10.75%, 2014	†††	#		531,000
7,700	M	Ply Gem Industries, Inc., 9%, 2012	†††			6,006,000
3,500	M	Realogy Corp., 12.375%, 2015	†††	†		2,213,750
		William Lyon Homes, Inc.:
4,500	M	7.625%, 2012				2,700,000
2,700	M	10.75%, 2013	†††			1,633,500

						20,002,250

		Information Technology—3.8%
7,650	M	Belden CDT, Inc., 7%, 2017				7,497,000
3,000	M	Exodus Communications, Inc., 10.75%, 2009		††	**	1,875
2,700	M	First Data Corp., 9.875%, 2015	†††	†		2,514,375
		Freescale Semiconductor, Inc.:
5,250	M	9.125%, 2014				4,488,750
875	M	10.125%, 2016	†††			726,250

		Iron Mountain, Inc.:
1,000	M	8.625%, 2013				1,017,500
1,000	M	6.625%, 2016				951,250
1,000	M	NXP BV/NXP Funding, LLC, 7.875%, 2014				955,000
		Sanmina - SCI Corp.:
875	M	7.741%, 2014	†		***	847,656
1,300	M	8.125%, 2016	†††			1,158,625
		Xerox Corp.:
500	M	6.4%, 2016				512,453
1,000	M	6.75%, 2017				1,044,088

						21,714,822

		Investment/Finance Companies—1.3%
7,300	M	LaBranche & Co., Inc., 11%, 2012				7,181,375

		Manufacturing—2.1%
2,740	M	Case New Holland, Inc., 7.125%, 2014				2,746,850
		ESCO Corp.:
2,000	M	8.625%, 2013	†			2,010,000
250	M	8.866%, 2013	†		***	246,250
2,500	M	Itron, Inc., 7.75%, 2012				2,487,500
4,500	M	Terex Corp., 8%, 2017				4,578,750

						12,069,350

		Media-Broadcasting—4.0%
5,250	M	Block Communications, Inc., 8.25%, 2015	†			5,282,812
250	M	Bonten Media Group, Inc., 9%, 2015	†			219,375
4,400	M	LBI Media, Inc., 8.5%, 2017	†			4,262,500
5,000	M	Nexstar Finance Holding, LLC, 0%—11.375%, 2013	#			4,981,250
450	M	Nexstar Finance, Inc., 7%, 2014				421,313
1,357	M	Sinclair Broadcasting Group, Inc., 8%, 2012				1,389,229
		Young Broadcasting, Inc.:
2,920	M	10%, 2011				2,295,850
4,900	M	8.75%, 2014				3,509,625

						22,361,954

		Media-Cable TV—9.2%
8,745	M	Adelphia Communications Escrow Bond, 2011		††		951,019
6,250	M	Atlantic Broadband Finance, LLC, 9.375%, 2014				5,906,250
6,900	M	Cablevision Systems Corp., 8%, 2012				6,727,500
		Charter Communications Holdings, LLC:
8,500	M	10%, 2009				7,713,750
2,000	M	10.25%, 2010				1,655,000
8,250	M	0%-11.75%, 2011	#			6,435,000
2,000	M	8%, 2012	†			1,940,000
4,625	M	CSC Holdings, Inc., 8.125%, 2009				4,717,500
8,690	M	Echostar DBS Corp., 6.375%, 2011				8,607,445
		Mediacom LLC/Mediacom Capital Corp.:
4,000	M	7.875%, 2011				3,685,000
2,000	M	9.5%, 2013	†††			1,867,500
		Quebecor Media, Inc.:
800	M	7.75%, 2016	†			772,000
1,000	M	7.75%, 2016				965,000

						51,942,964

		Media-Diversified—5.0%
5,200	M	Cenveo, Inc., 7.875%, 2013				4,660,500
2,000	M	Deluxe Corp., 7.375%, 2015				2,000,000
5,250	M	Idearc, Inc., 8%, 2016				4,843,125
		MediaNews Group, Inc.:
2,625	M	6.875%, 2013				1,653,750
3,100	M	6.375%, 2014				1,875,500
6,450	M	R.H. Donnelley Corp., 8.875%, 2017	†			5,998,500
		Six Flags, Inc.:
2,500	M	8.875%, 2010	†††			2,062,500
1,800	M	9.625%, 2014	†††			1,336,500
3,400	M	Universal City Development Partners, Ltd., 11.75%, 2010				3,527,500
250	M	Universal City Florida Holding Co., 9.661%, 2010			***	251,250

						28,209,125

		Metals/Mining—1.4%
500	M	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017				537,500
1,750	M	Metals USA, Inc., 11.125%, 2015				1,820,000
6,010	M	Russell Metals, Inc., 6.375%, 2014				5,596,813

						7,954,313

			Retail-General Merchandise—2.7%
4,400	M		Claire's Stores, Inc., 9.625%, 2015, PIK	†††			2,860,000
1,700	M		GSC Holdings Corp., 8%, 2012				1,778,625
6,100	M		Neiman Marcus Group, Inc., 10.375%, 2015	†††			6,382,125
4,750	M		Yankee Acquisition Corp., 9.75%, 2017	†††			4,370,000

							15,390,750

			Services—4.2%
			Allied Waste NA, Inc.:
1,800	M		7.875%, 2013				1,849,500
6,000	M		7.375%, 2014	†††			6,015,000
5,250	M		6.875%, 2017				5,145,000
4,700	M		Ashtead Capital, Inc., 9%, 2016	†††	†		4,183,000
			United Rentals, Inc.:
2,864	M		6.5%, 2012				2,613,172
4,350	M		7%, 2014				3,664,875

							23,470,547

			Telecommunications—.0%
6,050	M		E. Spire Communications, Inc., 13%, 2010		††	**	605

			Transportation—.4%
1,750	M		Overseas Shipholding Group, Inc., 8.25%, 2013				1,785,000
500	M		Titan Petrochemicals Group, Ltd., 8.5%, 2012	†			445,000

							2,230,000

			Utilities—.4%
103	M		AES Corp., 8.75%, 2013	†			107,759
1,750	M		Dynegy Holding, Inc., 7.75%, 2019				1,623,125
164	M		Energy Future Holdings (TXU Corp.), 5.55%, 2014				131,521
164	M		NRG Energy, Inc., 7.375%, 2016				160,066
250	M		Reliant Energy, Inc., 6.75%, 2014				251,875

							2,274,346

			Wireless Communications—2.3%
8,000	M		Nextel Communications, Inc., 5.95%, 2014				7,529,272
5,200	M		Rogers Wireless, Inc., 6.375%, 2014				5,363,608

							12,892,880

Total Value of Corporate Bonds (cost $547,882,768)							501,396,180

			COMMON STOCKS—3.3%
			Automotive—.0%
37,387		*	Safelite Glass Corporation - Class "B"	†		**	23,180
2,523		*	Safelite Realty Corporation			**	30,528

							53,708

			Chemicals—1.0%
14,634		*	Texas Petrochemicals Corporation			**	386,337
180,613		*	Texas Petrochemicals Corporation			**	5,418,390

							5,804,727

			Food/Drug—.1%
27,925			Ingles Markets, Inc.				709,016

			Media-Broadcasting—1.2%
105,000			Clear Channel Communications, Inc.				3,624,600
325,000			Sinclair Broadcasting Group, Inc.				2,668,250

							6,292,850

			Media-Cable TV—1.0%
8,731,521		*	Adelphia Recovery Trust				633,035
176,821		*	Time Warner Cable, Inc. - Class "A"				4,880,260

							5,513,295

			Telecommunications—.0%
2,533		*	Viatel Holding (Bermuda), Ltd.			**	101
18,224		*	World Access, Inc.				24

							125

Total Value of Common Stocks (cost $20,846,847)							18,373,721

			WARRANTS—.0%
			Aerospace/Defense—.0%
3,000	*		DeCrane Aircraft Holdings, Inc. (expiring 9/30/08)	†		**	30

			Telecommunication Services—.0%
3,500	*		GT Group Telecom, Inc. (expiring 2/1/10)	†		**	-

Total Value of Warrants (cost $319,220)							30

			REPURCHASE AGREEMENTS—5.5%
$ 16,258	M		Barclays Bank PLC, 4.4%, dated 12/31/07, to be repurchased at $16,261,974 on 1/2/08
			(collateralized by Freddie Mac, 4.5%, 4/2/14, valued at $16,584,109)	††††			16,258,000
15,000	M		Deutsche Bank, 4.25%, dated 12/31/07, to be repurchased at $15,003,542 on 1/2/08
			(collateralized by Freddie Mac, 5%, 3/10/16, valued at $48,755 and
			Federal Home Loan Bank, 5,65%, 10/10/17, valued at $15,251,588)	††††			15,000,000

Total Value of Repurchase Agreements (cost $31,258,000)							31,258,000

			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—3.4%
19,000	M		Fannie Mae, 4.2%, 1/24/08 (cost $18,948,993)				18,948,993

			SHORT-TERM CORPORATE NOTES—2.9%
5,400	M		PepsiCo, Inc., 4.17%, 1/17/08				5,389,979
10,900	M		Toyota Motor Credit Corp., 4.3%, 1/18/08				10,877,833

Total Value of Short-Term Corporate Notes (cost $16,267,812)							16,267,812

Total Value of Investments (cost $635,523,640)			103.8%				586,244,736
Excess of Liabilities Over Other Assets			(3.8)				(21,217,646)

Net Assets			100.0%				$ 565,027,090

†	Security exempt from registration under Rule 144A of Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2007, the Fund held thirty-one 144A securities with an aggregate value of $73,858,692 representing 13.10% of the Fund's net assets.

††	In default as to principal and /or interest payment

†††	Loaned security; a portion or all of the security is on loan as of December 31, 2007.

††††	Issued as collateral for securities on loan

*	Non-income producing

**	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2007, the Fund
held eleven securities that were fair valued by the Valuation Committee with an aggregate value of $5,866,426 representing 1.0% of the Fund's net assets.

***	Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on December 31,
2007.

#	Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date).

At December 31, 2007, the cost of investments for federal income tax purposes was $604,396,692. Accumulated net unrealized depreciation on investments was $49,409,956, consisting of $5,883,761 gross unrealized appreciation and
$55,293,717 gross unrealized depreciation.

Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust’s Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Securities Lending--Fund For Income may loan securities to qualified brokers through a Securities Lending Management Agreement ("the Agreement") with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. The market value of securities on loan to brokers at December 31, 2007, was $30,544,633, for which the Fund received cash collateral of $31,258,000.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 29, 2008